UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑05549
‑‑‑‑‑‑‑‑‑

REYNOLDS FUNDS, INC.
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management
2580 Kekaa Drive, #115
Lahaina, HI 96761
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Name and address of agent for service)

1‑800‑773‑9665
‑‑‑‑‑‑‑‑‑‑‑‑‑‑

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

Date of reporting period: JUNE 30, 2009
‑‑‑‑‑‑‑‑‑‑‑‑‑

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2009
(Unaudited)

Shares or Principal Amount		Value

LONG‑TERM INVESTMENTS‑77.4% (A)
COMMON STOCKS‑77.4% (A)

Aerospace & Defense‑1.0%
3,000	BE Aerospace, Inc.*	$43,080
3,500	The Boeing Co.	148,750
1,500	General Dynamics Corp.	83,085
1,000	United Technologies Corp.	51,960
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		326,875

Air Freight & Logistics‑0.5%
1,500	FedEx Corp.	83,430
1,500	United Parcel Service, Inc. Cl B	74,985
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		158,415

Automobiles & Trucks‑0.4%
6,000	Ford Motor Co.*	36,420
12,000	Tata Motors Ltd. SP‑ADR	102,240
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		138,660

Beverages‑1.8%
2,000	The Coca‑Cola Co.	95,980
57,000	Cott Corp.*	321,480
2,500	Hansen Natural Corp.*	77,050
2,000	PepsiCo, Inc.	109,920
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		604,430

Biotechnology‑1.0%
3,000	Amylin Pharmaceuticals, Inc.*	40,500
53,000	Cell Therapeutics, Inc.*	91,160
2,000	Dendreon Corp.*	49,700
35,000	Generex Biotechnology Corp.*	20,237
6,000	Human Genome Sciences, Inc.*	17,160
37,000	Peregrine Pharmaceuticals, Inc.*	31,080
7,000	Savient Pharmaceuticals Inc.*	97,020
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		346,857

Building Products‑0.2%
6,000	Masco Corp.	57,480

Capital Markets‑1.5%
31,000	E*TRADE Financial Corp.*	39,680
1,200	The Goldman Sachs Group, Inc.	176,928
3,000	Morgan Stanley	85,530
7,500	Charles Schwab Corp.	131,550
1,500	State Street Corp.	70,800
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		504,488

Chemicals‑1.7%
1,500	Agrium Inc.	59,835
12,000	The Dow Chemical Co.	193,680
3,000	E.I. du Pont de Nemours and Co.	76,860
1,000	Monsanto Co.	74,340
1,500	The Mosaic Co.	66,450
1,100	Potash Corporation of Saskatchewan Inc.	102,355
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		573,520

Commercial Banks‑0.6%
9,000	Huntington Bancshares Inc.	37,620
1,500	The Toronto‑Dominion Bank	77,565
3,000	Wells Fargo & Co.	72,780
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		187,965

Communications Equipment‑4.7%
20,000	Brocade Communications Systems, Inc.*	156,400
9,000	Cisco Systems, Inc.*	167,760
30,000	Finisar Corp.*	17,100
10,000	JDS Uniphase Corp.*	57,200
9,000	Juniper Networks, Inc.*	212,400
15,000	Motorola, Inc.	99,450
5,000	Nokia Corp. SP‑ADR	72,900
3,500	Palm, Inc.*	57,995
1,500	QUALCOMM Inc.	67,800
8,100	Research In Motion Ltd.*	575,505
15,000	Sierra Wireless Inc.*	85,800
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		1,570,310

Computers & Peripherals‑4.7%
8,100	Apple Inc.*	1,153,683
12,000	Dell Inc.*	164,760
2,500	Hewlett‑Packard Co.	96,625
1,000	International Business Machines Corp.	104,420
5,000	Seagate Technology	52,300
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		1,571,788

Construction & Engineering‑0.4%
1,500	Fluor Corp.	76,935
3,000	Foster Wheeler AG*	71,250
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		148,185
Consumer Finance‑0.2%
5,000	SLM Corp.*	51,350

Distributors‑0.2%
2,000	Genuine Parts Co.	67,120

Electrical Equipment‑0.3%
35,000	Capstone Turbine Corp.*	29,050
2,500	Rockwell Automation, Inc.	80,300
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		109,350

Energy Equipment & Services‑3.3%
3,000	Baker Hughes Inc.	109,320
2,500	Cameron International Corp.*	70,750
10,000	CGG Veritas SP‑ADR*	180,700
1,500	Diamond Offshore Drilling, Inc.	124,575
9,000	Parker Drilling Co.*	39,060
9,000	Rowan Companies, Inc.	173,880
2,000	Schlumberger Ltd.	108,220
3,000	Smith International, Inc.	77,250
3,000	Transocean Ltd.*	222,870
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		1,106,625

Financial Services‑Diversified‑0.5%
8,500	Bank of America Corp.	112,200
17,000	Citigroup Inc.	50,490
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		162,690

Food & Staples Retailing‑1.6%
1,000	BJ's Wholesale Club, Inc.*	32,230
5,000	Costco Wholesale Corp.	228,500
2,000	CVS Caremark Corp.	63,740
19,000	The Great Atlantic & Pacific Tea Company*	80,750
2,500	Wal‑Mart Stores, Inc.	121,100
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		526,320

Food Products‑0.2%
1,500	Kellogg Co.	69,855

Health Care Equipment & Supplies‑0.1%
4,000	Boston Scientific Corp.*	40,560

Health Care Providers & Services‑0.4%
1,500	Owens & Minor, Inc.	65,730
21,000	Tenet Healthcare Corp.*	59,220
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		124,950
Health Care Technology‑0.6%
2,000	Allscripts‑Misys Healthcare Solutions, Inc.	31,720
1,000	Cerner Corp.*	62,290
1,500	Computer Programs and Systems, Inc.	57,465
1,000	Quality Systems, Inc.	56,960
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		208,435
Hotels, Restaurants & Leisure‑4.2%
3,500	Caribou Coffee Company, Inc.*	22,470
25,000	Las Vegas Sands Corp.*	196,500
4,014	Marriott International, Inc.	88,589
5,000	McDonald's Corp.	287,450
6,000	MGM MIRAGE*	38,340
4,500	P.F. Chang's China Bistro, Inc.*	144,270
17,000	Starbucks Corp.*	236,130
5,000	Starwood Hotels & Resorts Worldwide, Inc.	111,000
2,000	Wynn Resorts Ltd.*	70,600
5,500	Yum! Brands, Inc.	183,370
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		1,378,719

Household Durables‑0.3%
3,500	Tupperware Brands Corp.	91,070

Household Products‑0.6%
1,500	Colgate‑Palmolive Co.	106,110
1,500	The Procter & Gamble Co.	76,650
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		182,760

Industrial Conglomerates‑0.9%
1,500	3M Co.	90,150
11,000	General Electric Co.	128,920
3,500	McDermott International, Inc.*	71,085
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		290,155
Information Technology Services‑0.5%
2,500	Cognizant Technology Solutions Corp.*	66,750
2,000	Infosys Technologies Ltd. SP‑ADR	73,560
6,000	Satyam Computer Services Ltd. SP‑ADR	18,660
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		158,970

Insurance‑0.5%
1,500	China Life Insurance Co., Ltd. SP‑ADR	83,160
3,000	MetLife, Inc.	90,030
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		173,190

Internet & Catalog Retail‑1.4%
1,500	Amazon.com, Inc.*	125,490
13,000	eBay Inc.*	222,690
1,000	Priceline.com Inc.*	111,550
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

		459,730

Internet Software & Services‑7.8%
6,000	Akamai Technologies, Inc.*	115,080
10,000	Art Technology Group, Inc.*	38,000
1,700	Baidu, Inc. SP‑ADR*	511,853
7,000	GigaMedia Ltd.*	41,160
3,500	Google Inc.*	1,475,565
3,000	SINA Corp.*	88,440
2,000	Sohu.com Inc.*	125,660
11,000	Yahoo! Inc.*	172,260
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		2,568,018
Life Sciences Tools & Services‑0.1%
5,000	Affymetrix, Inc.*	29,650

Machinery‑3.0%
2,500	Bucyrus International, Inc.	71,400
2,000	Caterpillar Inc.	66,080
2,000	Cummins Inc.	70,420
4,000	Deere & Co.	159,800
2,500	Illinois Tool Works Inc.	93,350
4,500	Ingersoll‑Rand Company Ltd.*	94,050
5,500	Joy Global Inc.	196,460
2,000	PACCAR Inc.	65,020
2,500	Parker Hannifin Corp.	107,400
5,000	Terex Corp.*	60,350
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		984,330

Media‑1.2%
6,000	The Walt Disney Co.	139,980
4,000	Grupo Televisa S.A. SP‑ADR	68,000
3,500	Regal Entertainment Group	46,515
6,500	Viacom, Inc. Cl B*	147,550
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		402,045
Metals & Mining‑4.5%
3,500	AK Steel Holding Corp.	67,165
6,000	Alcoa Inc.	61,980
3,000	Allegheny Technologies, Inc.	104,790
3,000	Aluminum Corporation of China Ltd. SP‑ADR	70,020
3,000	ArcelorMittal NYS	99,240
1,400	BHP Billiton Ltd. SP‑ADR	76,622
10,000	China Precision Steel, Inc.*	24,800
12,000	Commercial Metals Co.	192,360
3,000	Freeport‑McMoRan Copper & Gold Inc.	150,330
45,000	Northgate Minerals Corp.*	96,300
1,500	Nucor Corp.	66,645
2,500	RTI International Metals, Inc.*	44,175
3,000	Southern Copper Corp.	61,320
18,000	Titanium Metals Corp.	165,420
2,000	United States Steel Corp.	71,480
7,000	Vale S.A. SP‑ADR	123,410
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		1,476,057

Multiline Retail‑1.7%
5,000	99¢ Only Stores*	67,900
11,000	Dillard's, Inc.	101,200
6,500	J.C. Penney Company, Inc.	186,615
10,000	Macy's, Inc.	117,600
4,000	Nordstrom, Inc.	79,560
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		552,875

Oil, Gas & Consumable Fuels‑6.4%
500	Anadarko Petroleum Corp.	22,695
1,500	BP PLC ‑ SP‑ADR	71,520
13,000	Brigham Exploration Co.*	45,370
2,500	Cabot Oil & Gas Corp.	76,600
3,000	Chesapeake Energy Corp.	59,490
1,500	Chevron Corp.	99,375
2,000	ConocoPhillips	84,120
2,500	Devon Energy Corp.	136,250
5,500	EnCana Corp.	272,085
2,000	EOG Resources, Inc.	135,840
1,500	Exxon Mobil Corp.	104,865
7,500	Massey Energy Co.	146,550
2,000	Murphy Oil Corp.	108,640
1,500	Noble Energy, Inc.	88,455
1,000	Occidental Petroleum Corp.	65,810
5,500	Peabody Energy Corp.	165,880
3,500	Petroleo Brasileiro S.A. SP‑ADR	143,430
2,500	Suncor Energy, Inc.	75,850
2,500	Whiting Petroleum Corp.*	87,900
3,500	The Williams Companies, Inc.	54,635
2,000	XTO Energy, Inc.	76,280
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		2,121,640

Paper & Forest Products‑1.1%
13,000	International Paper Co.	196,690
5,000	Weyerhaeuser Co.	152,150
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		348,840

Pharmaceuticals‑2.0%
3,500	Abbott Laboratories	164,640
2,500	Eli Lilly and Co.	86,600
1,500	Johnson & Johnson	85,200
6,500	Merck & Co., Inc.	181,740
5,000	Pfizer Inc.	75,000
2,500	Watson Pharmaceuticals, Inc.*	84,225
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		677,405
Precious Metals‑1.5%
2,000	Barrick Gold Corp.	67,100
5,000	Eldorado Gold Corp.*	44,750
6,500	Gold Fields Ltd. SP‑ADR	78,325
1,500	Goldcorp, Inc.	52,125
12,000	Hecla Mining Co.*	32,160
3,500	Kinross Gold Corp.	63,525
2,000	Newmont Mining Corp.	81,740
3,500	Silver Standard Resources Inc.*	65,625
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		485,350
Road & Rail‑0.3%
2,500	CSX Corp.	86,575

Semiconductors & Semiconductor Equipment‑2.5%
3,500	Broadcom Corp.*	86,765
2,500	Cree, Inc.*	73,475
7,000	Cypress Semiconductor Corp.*	64,400
4,000	Intel Corp.	66,200
6,000	KLA‑Tencor Corp.	151,500
10,000	Kopin Corp.*	36,700
3,500	Novellus Systems, Inc.*	58,450
9,000	RF Micro Devices, Inc.*	33,840
10,000	Teradyne, Inc.*	68,600
3,500	Texas Instruments Inc.	74,550
22,000	TriQuint Semiconductor, Inc.*	116,820
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		831,300

Software‑3.5%
5,500	Adobe Systems Inc.*	155,650
3,500	Advent Software, Inc.*	114,765
1,500	McAfee Inc.*	63,285
16,000	Microsoft Corp.	380,320
10,000	Oracle Corp.	214,200
2,000	SAP AG SP‑ADR	80,380
3,000	SolarWinds, Inc.*	49,470
13,000	THQ Inc.*	93,080
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		1,151,150

Solar‑0.5%
9,000	Evergreen Solar, Inc.*	19,530
6,000	JA Solar Holdings Co., Ltd. SP‑ADR*	28,200
3,000	Suntech Power Holdings Co., Ltd. SP‑ADR*	53,580
6,000	Yingli Green Energy Holding Co. Ltd. SP‑ADR*	81,300
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		182,610

Specialty Retail‑4.8%
2,000	Aeropostale, Inc.*	68,540
3,000	AutoNation, Inc.*	52,050
2,500	Bed Bath & Beyond Inc.*	76,875
7,500	Best Buy Co., Inc.	251,175
3,000	The Gap, Inc.	49,200
3,500	The Home Depot, Inc.	82,705
2,500	J. Crew Group, Inc.*	67,550
3,000	Lowe's Companies, Inc.	58,230
69,000	Office Depot, Inc.*	314,640
54,000	OfficeMax Inc.	339,120
2,000	Ross Stores, Inc.	77,200
1,500	The Sherwin‑Williams Co.	80,625
2,500	The TJX Companies, Inc.	78,650
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		1,596,560

Telecommunication Services‑Diversified‑0.8%
14,000	Level 3 Communications, Inc.*	21,140
22,000	Vimpel‑Communications SP‑ADR*	258,940
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		280,080
Telecommunication Services‑Wireless‑0.6%
1,500	China Mobile Ltd. SP‑ADR	75,120
2,000	Mobile TeleSystems SP‑ADR	73,860
9,000	Sprint Nextel Corp.*	43,290
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		192,270
Textiles, Apparel & Luxury Goods‑0.8%
29,000	Crocs, Inc.	98,600
1,500	NIKE, Inc. Cl B	77,670
1,500	Polo Ralph Lauren Corp.	80,310
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
		256,580

		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $23,478,652)	25,614,157

WARRANTS‑0.0% (A)
70	Krispy Kreme Doughnuts, Inc.
	Expiration Date – 3/02/12,
	Exercise Price ‑ $12.21(B)	0
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total warrants
	(Cost $0)	0
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total long‑term investments
	(Cost $23,478,652)	25,614,157
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total investments–77.4%
	(Cost $23,478,652)	25,614,157

	Cash and receivables, less
	liabilities‑22.6% (A)	7,486,928
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	TOTAL NET ASSETS–100%	$33,101,085
		=================

* Non‑income producing security.

(A) Percentages for the various classifications relate to net assets.

(B) This security was fair valued as determined by the adviser using procedures approved by the Board of Directors. The total fair value of such security at June 30, 2009 is $0 which represents 0.0% of total assets.

NYS New York Registered Shares

SP‑ADR Sponsored American Depositary Receipts

As of June 30, 2009, the cost of investments for federal income tax purposes was $23,732,071 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$ 2,689,961
Aggregate gross unrealized depreciation	(807,875)
‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Net unrealized appreciation	$ 1,882,086
==============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reynolds Funds, Inc.
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑

By (Signature and Title) /s/ Frederick L. Reynolds
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Frederick L. Reynolds, President
Date 08/25/09
‑‑‑‑‑‑‑‑‑‑‑‑‑‑

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick L. Reynolds
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Frederick L. Reynolds, President
Date 08/25/09
‑‑‑‑‑‑‑‑‑‑‑‑‑‑

By (Signature and Title)	/s/ Frederick L. Reynolds
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
Frederick L. Reynolds, Treasurer
Date 08/25/09
‑‑‑‑‑‑‑‑‑‑‑‑‑‑